Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Central Index Key	0000754510
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class Z
Trading Symbol	FLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.61%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.61%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund
Trading Symbol	FBGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity OTC Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio
Trading Symbol	FOCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Advisor Leveraged Company Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class C
Trading Symbol	FLEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 51	1.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Advisor OTC Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class I
Trading Symbol	FOTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 25	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Advisor Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class C
Trading Symbol	FCCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity Advisor Real Estate Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class M
Trading Symbol	FRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity OTC Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio Class K
Trading Symbol	FOCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Dividend Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund Class K
Trading Symbol	FDGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 7,841,859,516
Holdings Count | shares	123
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,841,859,516
Number of Holdings	123
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Industrials 16.7 Financials 16.4 Communication Services 14.1 Energy 11.2 Health Care 5.5 Consumer Discretionary 3.0 Utilities 2.6 Consumer Staples 2.2 Materials 1.0 Real Estate 0.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 88.8 Canada 2.7 Taiwan 1.9 United Kingdom 1.5 Netherlands 0.8 India 0.7 Korea (South) 0.6 Zambia 0.5 Norway 0.5 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.7 Taiwan - 1.9 United Kingdom - 1.5 Netherlands - 0.8 India - 0.7 Korea (South) - 0.6 Zambia - 0.5 Norway - 0.5 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 6.9 Microsoft Corp 6.1 Meta Platforms Inc Class A 5.2 NVIDIA Corp 5.1 Broadcom Inc 3.4 Allison Transmission Holdings Inc 2.8 Boeing Co 2.8 Marvell Technology Inc 2.7 Wells Fargo & Co 2.5 Bank of America Corp 2.3 39.8
Fidelity Advisor Blue Chip Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class M
Trading Symbol	FBCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 39	1.16%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.16%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Advisor Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class A
Trading Symbol	FCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity Advisor OTC Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class M
Trading Symbol	FOTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 43	1.28%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Advisor Blue Chip Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class C
Trading Symbol	FBCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 57	1.70%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.70%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Small Cap Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth K6 Fund
Class Name	Fidelity® Small Cap Growth K6 Fund
Trading Symbol	FOCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,844,012,992
Holdings Count | shares	297
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,844,012,992
Number of Holdings	297
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.0 Industrials 20.7 Information Technology 19.2 Consumer Discretionary 11.3 Financials 8.5 Materials 4.2 Consumer Staples 2.8 Energy 1.6 Real Estate 1.6 Communication Services 1.4 Common Stocks 93.7 Domestic Equity Funds 4.0 Preferred Stocks 0.6 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.7 Domestic Equity Funds - 4.0 Preferred Stocks - 0.6 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 92.1 Israel 2.8 Canada 1.4 United Kingdom 0.7 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 Israel - 2.8 Canada - 1.4 United Kingdom - 0.7 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) iShares Russell 2000 Growth ETF 4.0 Wix.com Ltd 1.3 Carpenter Technology Corp 1.3 OSI Systems Inc 1.3 ExlService Holdings Inc 1.2 GEO Group Inc/The 1.2 Applied Industrial Technologies Inc 1.1 Brinker International Inc 1.1 BrightSpring Health Services Inc 1.1 HealthEquity Inc 1.1 14.7
Fidelity Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity® Small Cap Growth Fund
Trading Symbol	FCPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity Series Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Real Estate Income Fund
Class Name	Fidelity® Series Real Estate Income Fund
Trading Symbol	FSREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 266,660,114
Holdings Count | shares	293
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$266,660,114
Number of Holdings	293
Portfolio Turnover	11%

Holdings [Text Block]	AAA 0.8 AA 0.5 A 9.8 BBB 29.7 BB 8.3 B 5.8 CCC,CC,C 5.9 Not Rated 10.9 Equities 23.1 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.8 AA - 0.5 A - 9.8 BBB - 29.7 BB - 8.3 B - 5.8 CCC,CC,C - 5.9 Not Rated - 10.9 Equities - 23.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.0 Preferred Stocks 23.1 CMOs and Other Mortgage Related Securities 20.0 Bank Loan Obligations 3.0 Asset-Backed Securities 1.7 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.0 Preferred Stocks - 23.1 CMOs and Other Mortgage Related Securities - 20.0 Bank Loan Obligations - 3.0 Asset-Backed Securities - 1.7 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 United States 99.6 United Kingdom 0.3 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 United Kingdom - 0.3 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 3.7 Prologis LP 3.1 Crown Castle Inc 3.1 MHP Commercial Mortgage Trust 2.6 American Homes 4 Rent LP 2.3 Simon Property Group LP 2.2 Extra Space Storage LP 2.1 Invitation Homes Operating Partnership LP 1.8 Equinix Inc 1.7 MPT Operating Partnership LP / MPT Finance Corp 1.6 24.2
Fidelity Leveraged Company Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund
Trading Symbol	FLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Advisor Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class C
Trading Symbol	FCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Advisor Blue Chip Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class Z
Trading Symbol	FBCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 19	0.56%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.56%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund
Trading Symbol	FDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 7,841,859,516
Holdings Count | shares	123
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,841,859,516
Number of Holdings	123
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Industrials 16.7 Financials 16.4 Communication Services 14.1 Energy 11.2 Health Care 5.5 Consumer Discretionary 3.0 Utilities 2.6 Consumer Staples 2.2 Materials 1.0 Real Estate 0.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 88.8 Canada 2.7 Taiwan 1.9 United Kingdom 1.5 Netherlands 0.8 India 0.7 Korea (South) 0.6 Zambia 0.5 Norway 0.5 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 2.7 Taiwan - 1.9 United Kingdom - 1.5 Netherlands - 0.8 India - 0.7 Korea (South) - 0.6 Zambia - 0.5 Norway - 0.5 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 6.9 Microsoft Corp 6.1 Meta Platforms Inc Class A 5.2 NVIDIA Corp 5.1 Broadcom Inc 3.4 Allison Transmission Holdings Inc 2.8 Boeing Co 2.8 Marvell Technology Inc 2.7 Wells Fargo & Co 2.5 Bank of America Corp 2.3 39.8
Fidelity Advisor OTC Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class A
Trading Symbol	FOTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 35	1.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Advisor OTC Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class Z
Trading Symbol	FOTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Leveraged Company Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund Class K
Trading Symbol	FLCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Blue Chip Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity® Blue Chip Value Fund
Trading Symbol	FBCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 645,292,820
Holdings Count | shares	38
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$645,292,820
Number of Holdings	38
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Health Care 20.2 Industrials 13.8 Energy 10.1 Information Technology 6.0 Communication Services 5.9 Consumer Staples 5.7 Utilities 5.6 Materials 3.3 Consumer Discretionary 3.3 Common Stocks 95.6 Preferred Stocks 2.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.7 United Kingdom 4.7 Canada 3.7 Korea (South) 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 United Kingdom - 4.7 Canada - 3.7 Korea (South) - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 6.1 Cigna Group/The 6.0 Centene Corp 5.5 JPMorgan Chase & Co 5.0 Bank of America Corp 4.8 Shell PLC ADR 4.8 Deere & Co 4.0 Exxon Mobil Corp 3.7 The Travelers Companies, Inc. 3.7 Chubb Ltd 3.5 47.1
Fidelity Advisor Small Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class Z
Trading Symbol	FIDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity Advisor Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class A
Trading Symbol	FRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity Advisor Small Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class Z
Trading Symbol	FIKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Advisor Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class I
Trading Symbol	FCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Advisor Leveraged Company Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class A
Trading Symbol	FLEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 29	0.98%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.98%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Advisor Blue Chip Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class I
Trading Symbol	FBCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 23	0.68%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.68%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Advisor Leveraged Company Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class M
Trading Symbol	FLELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 36	1.23%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.23%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund
Trading Symbol	FRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity Advisor Small Cap Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class M
Trading Symbol	FCTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.42%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity Advisor Blue Chip Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class A
Trading Symbol	FBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 31	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Advisor Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class Z
Trading Symbol	FIKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity Advisor Small Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class M
Trading Symbol	FCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Blue Chip Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth K6 Fund
Class Name	Fidelity® Blue Chip Growth K6 Fund
Trading Symbol	FBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 17,621,832,858
Holdings Count | shares	395
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$17,621,832,858
Number of Holdings	395
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.7 Consumer Discretionary 19.6 Communication Services 17.7 Health Care 7.0 Financials 5.3 Industrials 4.8 Consumer Staples 2.0 Materials 1.0 Real Estate 0.4 Energy 0.1 Utilities 0.0 Common Stocks 95.4 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.2 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 94.6 China 1.5 Taiwan 1.2 India 0.7 Canada 0.6 Finland 0.2 United Kingdom 0.2 Switzerland 0.2 Germany 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 China - 1.5 Taiwan - 1.2 India - 0.7 Canada - 0.6 Finland - 0.2 United Kingdom - 0.2 Switzerland - 0.2 Germany - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.0 Meta Platforms Inc Class A 6.3 Amazon.com Inc 6.0 Alphabet Inc Class A 5.9 Apple Inc 5.4 Microsoft Corp 4.9 Marvell Technology Inc 3.4 Netflix Inc 2.8 Broadcom Inc 2.8 Eli Lilly & Co 2.6 52.1
Fidelity Advisor Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class I
Trading Symbol	FCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 7,983,462,426
Holdings Count | shares	294
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,983,462,426
Number of Holdings	294
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 24.9 Industrials 21.3 Information Technology 19.9 Consumer Discretionary 11.8 Financials 9.4 Materials 4.3 Consumer Staples 2.8 Energy 1.8 Communication Services 1.7 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 91.7 Israel 2.9 Canada 1.4 United Kingdom 0.8 Thailand 0.7 Japan 0.6 Netherlands 0.4 Italy 0.4 Sweden 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Israel - 2.9 Canada - 1.4 United Kingdom - 0.8 Thailand - 0.7 Japan - 0.6 Netherlands - 0.4 Italy - 0.4 Sweden - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wix.com Ltd 1.4 ExlService Holdings Inc 1.3 Carpenter Technology Corp 1.2 OSI Systems Inc 1.2 Boot Barn Holdings Inc 1.2 BrightSpring Health Services Inc 1.1 Applied Industrial Technologies Inc 1.1 HealthEquity Inc 1.0 Brinker International Inc 1.0 FTAI Aviation Ltd 1.0 11.5
Fidelity OTC K6 Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC K6 Portfolio
Class Name	Fidelity® OTC K6 Portfolio
Trading Symbol	FOKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 2,902,477,823
Holdings Count | shares	150
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,902,477,823
Number of Holdings	150
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.7 Communication Services 20.4 Consumer Discretionary 12.5 Health Care 7.4 Consumer Staples 2.3 Financials 2.0 Energy 1.2 Industrials 1.1 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 94.6 Domestic Equity Funds 4.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.6 Domestic Equity Funds - 4.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.1 Taiwan 3.0 Netherlands 1.2 China 0.5 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 Taiwan - 3.0 Netherlands - 1.2 China - 0.5 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.1 Amazon.com Inc 9.2 Alphabet Inc Class A 8.1 Microsoft Corp 7.6 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 4.7 Marvell Technology Inc 3.9 Alphabet Inc Class C 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 66.4
Fidelity Advisor Real Estate Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class I
Trading Symbol	FRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity Advisor Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class C
Trading Symbol	FRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.70%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
Net Assets	$ 4,895,160,666
Holdings Count | shares	532
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,895,160,666
Number of Holdings	532
Portfolio Turnover	23%

Holdings [Text Block]	AAA 1.4 AA 1.7 A 5.0 BBB 20.8 BB 10.9 B 4.4 CCC,CC,C 2.3 Not Rated 12.9 Equities 36.8 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.4 AA - 1.7 A - 5.0 BBB - 20.8 BB - 10.9 B - 4.4 CCC,CC,C - 2.3 Not Rated - 12.9 Equities - 36.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 32.2 CMOs and Other Mortgage Related Securities 22.8 Common Stocks 21.9 Preferred Stocks 14.9 Asset-Backed Securities 2.2 Bank Loan Obligations 2.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 32.2 CMOs and Other Mortgage Related Securities - 22.8 Common Stocks - 21.9 Preferred Stocks - 14.9 Asset-Backed Securities - 2.2 Bank Loan Obligations - 2.1 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.9 Prologis Inc 1.9 American Tower Corp 1.9 Crown Castle Inc 1.8 American Homes 4 Rent LP 1.7 Equinix Inc 1.7 Equity LifeStyle Properties Inc 1.6 Sun Communities Operating LP 1.4 Invitation Homes Operating Partnership LP 1.3 Welltower Inc 1.3 17.5
Fidelity Growth & Income Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio Class K
Trading Symbol	FGIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 11,417,634,941
Holdings Count | shares	179
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$11,417,634,941
Number of Holdings	179
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 21.0 Industrials 17.1 Health Care 11.2 Energy 8.8 Consumer Staples 5.6 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.0 Common Stocks 95.9 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 1.7 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 1.7 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.0 Wells Fargo & Co 7.0 Exxon Mobil Corp 5.5 GE Aerospace 5.2 NVIDIA Corp 3.5 Bank of America Corp 3.0 Apple Inc 2.8 GE Vernova Inc 2.5 Visa Inc Class A 2.2 UnitedHealth Group Inc 1.9 40.6
Fidelity Advisor OTC Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class C
Trading Symbol	FOTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 58	1.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 32,913,469,548
Holdings Count | shares	158
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$32,913,469,548
Number of Holdings	158
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.7 Consumer Discretionary 12.2 Health Care 7.3 Industrials 3.1 Consumer Staples 2.3 Financials 1.9 Energy 1.2 Utilities 0.9 Real Estate 0.3 Materials 0.1 Common Stocks 96.8 Domestic Equity Funds 1.6 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Domestic Equity Funds - 1.6 Preferred Stocks - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 Taiwan 3.1 Netherlands 1.1 China 0.6 United Kingdom 0.4 Brazil 0.3 Canada 0.2 Ireland 0.1 Korea (South) 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 3.1 Netherlands - 1.1 China - 0.6 United Kingdom - 0.4 Brazil - 0.3 Canada - 0.2 Ireland - 0.1 Korea (South) - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.8 NVIDIA Corp 10.5 Amazon.com Inc 9.0 Alphabet Inc Class A 8.0 Microsoft Corp 7.4 Meta Platforms Inc Class A 4.8 Marvell Technology Inc 4.0 Alphabet Inc Class C 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Netflix Inc 2.9 64.6
Fidelity Advisor Leveraged Company Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class I
Trading Symbol	FLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.73%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.73%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,756,466,871
Holdings Count | shares	92
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,756,466,871
Number of Holdings	92
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 17.0 Industrials 16.9 Consumer Discretionary 14.0 Communication Services 10.7 Utilities 8.3 Materials 3.8 Health Care 2.1 Consumer Staples 1.6 Energy 1.4 Common Stocks 99.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.5 China 1.4 Taiwan 1.2 United Kingdom 0.7 Netherlands 0.6 Canada 0.4 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 China - 1.4 Taiwan - 1.2 United Kingdom - 0.7 Netherlands - 0.6 Canada - 0.4 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 5.6 Vistra Corp 4.8 NVIDIA Corp 4.5 Apollo Global Management Inc 3.9 Arthur J Gallagher & Co 3.3 Constellation Energy Corp 2.6 Amazon.com Inc 2.5 Microsoft Corp 2.4 Alphabet Inc Class A 2.3 Comfort Systems USA Inc 2.2 34.1
Fidelity Series Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Opportunities Fund
Class Name	Fidelity® Series Small Cap Opportunities Fund
Trading Symbol	FSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,569,646,013
Holdings Count | shares	222
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,569,646,013
Number of Holdings	222
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.0 Financials 17.6 Health Care 16.3 Information Technology 14.8 Consumer Discretionary 11.1 Energy 5.3 Materials 5.2 Real Estate 4.5 Consumer Staples 3.9 Utilities 2.2 Communication Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 89.5 Canada 3.8 United Kingdom 1.6 Israel 1.2 Puerto Rico 1.0 Thailand 0.9 Netherlands 0.7 Japan 0.5 India 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Canada - 3.8 United Kingdom - 1.6 Israel - 1.2 Puerto Rico - 1.0 Thailand - 0.9 Netherlands - 0.7 Japan - 0.5 India - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Synovus Financial Corp 1.4 IES Holdings Inc 1.3 Academy Sports & Outdoors Inc 1.2 Insight Enterprises Inc 1.1 Primerica Inc 1.1 Rush Enterprises Inc Class A 1.1 FirstCash Holdings Inc 1.1 Advanced Energy Industries Inc 1.1 Liberty Energy Inc Class A 1.1 Murphy USA Inc 1.0 11.5
Fidelity Advisor Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class A
Trading Symbol	FCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Blue Chip Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund Class K
Trading Symbol	FBGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 75,881,215,024
Holdings Count | shares	405
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$75,881,215,024
Number of Holdings	405
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.0 Consumer Discretionary 22.2 Communication Services 18.2 Health Care 5.8 Financials 4.6 Industrials 4.4 Consumer Staples 1.0 Materials 0.8 Real Estate 0.4 Energy 0.4 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.5 China 1.5 Taiwan 0.9 India 0.9 Canada 0.6 Switzerland 0.2 Finland 0.2 United Kingdom 0.2 Israel 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 China - 1.5 Taiwan - 0.9 India - 0.9 Canada - 0.6 Switzerland - 0.2 Finland - 0.2 United Kingdom - 0.2 Israel - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.6 Apple Inc 10.2 Amazon.com Inc 9.5 Alphabet Inc Class A 7.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.3 Netflix Inc 2.7 Eli Lilly & Co 2.4 Tesla Inc 1.8 60.6
Fidelity Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity® Small Cap Value Fund
Trading Symbol	FCPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 5,036,538,667
Holdings Count | shares	110
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,036,538,667
Number of Holdings	110
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.9 Industrials 15.7 Real Estate 11.0 Health Care 10.6 Energy 8.9 Information Technology 8.7 Consumer Discretionary 5.4 Materials 4.8 Utilities 2.4 Consumer Staples 2.0 Communication Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.8 Canada 4.8 Bermuda 1.3 Japan 1.1 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Canada - 4.8 Bermuda - 1.3 Japan - 1.1 Netherlands - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 3.0 Insight Enterprises Inc 2.9 Graphic Packaging Holding CO 2.4 Brookfield Infrastructure Corp (United States) 2.4 Old Republic International Corp 2.2 Primerica Inc 2.1 Synovus Financial Corp 2.1 SouthState Corp 1.8 Cadence Bank 1.8 CareTrust REIT Inc 1.8 22.5
Fidelity Series Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Blue Chip Growth Fund
Class Name	Fidelity® Series Blue Chip Growth Fund
Trading Symbol	FSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 12,230,262,168
Holdings Count | shares	354
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,230,262,168
Number of Holdings	354
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.8 Consumer Discretionary 21.5 Communication Services 18.7 Health Care 5.6 Industrials 4.5 Financials 4.4 Consumer Staples 1.0 Materials 0.7 Real Estate 0.4 Energy 0.2 Utilities 0.0 Common Stocks 97.0 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 1.8 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 95.0 China 1.5 Taiwan 0.8 Canada 0.6 India 0.6 United Kingdom 0.2 Finland 0.2 Switzerland 0.2 Germany 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 China - 1.5 Taiwan - 0.8 Canada - 0.6 India - 0.6 United Kingdom - 0.2 Finland - 0.2 Switzerland - 0.2 Germany - 0.2 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.2 Apple Inc 9.9 Amazon.com Inc 9.0 Alphabet Inc Class A 8.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 4.9 Marvell Technology Inc 3.8 Netflix Inc 2.6 Eli Lilly & Co 2.1 Tesla Inc 1.8 59.9
Fidelity Growth & Income Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio
Trading Symbol	FGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 11,417,634,941
Holdings Count | shares	179
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$11,417,634,941
Number of Holdings	179
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 21.0 Industrials 17.1 Health Care 11.2 Energy 8.8 Consumer Staples 5.6 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.0 Common Stocks 95.9 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 1.7 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 1.7 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.0 Wells Fargo & Co 7.0 Exxon Mobil Corp 5.5 GE Aerospace 5.2 NVIDIA Corp 3.5 Bank of America Corp 3.0 Apple Inc 2.8 GE Vernova Inc 2.5 Visa Inc Class A 2.2 UnitedHealth Group Inc 1.9 40.6